CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss) attributable to ordinary shareholders	$ 1,059,916	$ 651,128	$ (474,760)
Change in net unrealized gains (losses) on investments, net of tax	(798,924)	841,215	446,427
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	26,637	46,162	25,269
Change in OTTI losses recognized in other comprehensive income, net of tax	32,181	67,280	39,456
Change in underfunded pension liability	11,162	(9,985)	(2,622)
Change in value of cash flow hedge	439	439	440
Foreign currency translation adjustments	(54,858)	(8,156)	(26,700)
Comprehensive income (loss)	$ 276,553	$ 1,588,083	$ 7,510